Exhibit 2

Benchmark 2021-B25 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2021-B25

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

German American Capital Corporation

8 April 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282	JPMorgan Chase Bank, National Association 383 Madison Avenue New York, New York 10179

Citi Real Estate Funding Inc. 388 Greenwich Street New York, New York 10013	German American Capital Corporation 60 Wall Street, 10th Floor New York, New York 10005

Citigroup Global Markets Inc. 390 Greenwich Street, 5th Floor New York, New York 10013

Re:	Benchmark 2021-B25 Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-B25 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Goldman Sachs Mortgage Company (“Goldman”), Citi Real Estate Funding Inc. (“Citi”), JPMorgan Chase Bank, National Association (“JP Morgan”) and German American Capital Corporation (“GACC,” together with Goldman, Citi and JP Morgan, the “Mortgage Loan Sellers”), on behalf of GS Mortgage Securities Corporation II (the “Depositor”), provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”), for the Collateral Property (as defined herein) or Collateral Properties (as defined herein) that secure the Mortgage Loan,
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	The borrower budgets (the “Borrower Budgets”) prepared by the Mortgage Loan borrower(s) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
d.	Copies of the:
i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”) and
iii.	Most recent insurance review files (the “Insurance Review Files”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

e.	Asset summary report(s) (the “ASRs”),
f.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
g.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure the Mortgage Loan,
h.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
i.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

j.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used to prepare the information on the ASRs, Underwritten Rent Rolls, Underwriting Files and/or Tenant Billing Schedules (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each of the first twenty (20) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 20 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with an electronic file with the applicable Mortgage Loan Seller’s calculation of the physical occupancy rate for each Historical Period (each, a “Historical Occupancy File”) for the Collateral Property or Collateral Properties that secure such Top 20 Mortgage Loan (only if the physical occupancy rate for such Historical Period was not included on the corresponding Borrower Operating Statement Data Files).

For the purpose of the procedures described in this report with respect to each of the first ten (10) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 10 Mortgage Loans”) (except for the Mortgage Loans identified on the Mortgage Loan Schedule as “4800-4900 Fournace Place” (the “4800-4900 Fournace Place Mortgage Loan”), “Phillips Point” (the “Phillips Point Mortgage Loan”) and “1985 Marcus” (the “1985 Marcus Mortgage Loan”)), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan (except for the 4800-4900 Fournace Place Mortgage Loan, Phillips Point Mortgage Loan and 1985 Marcus Mortgage Loan).

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Borrower Budgets, Ground Rent Documents, Tax Bills, Insurance Review Files, Borrower Rent Roll Files, Lease Documents, Historical Occupancy Files, Tenant Billing Schedules and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, ASRs (as applicable), Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document or ASR (as applicable) to any information contained in any other Source Document or ASR (as applicable). Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 April 2021

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills,
d.	Information on the Insurance Review Files and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income or net cash flow

for each Specified Period that is shown in the Source Documents listed above (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable), which is also below $10,000 and
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans.

Attachment A Page 2 of 6

Historical Occupancy Comparison Procedures

2.	Using:
a.	Information on the Historical Occupancy Files,
b.	Information on the Borrower Rent Roll Files and
c.	Information in the Lease Abstracts

for each Top 20 Mortgage Loan (as applicable), we compared the physical occupancy rate for each Historical Period in the Source Documents listed above (as applicable) to the corresponding physical occupancy rates on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use an absolute materiality threshold of +/- 0.5% and
b.	Not perform the procedure described above for any of the Historical Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Top 20 Mortgage Loans.

Cashflow Reimbursement Comparison Procedures

3.	Using:
a.	Information in the Leases,
b.	Information in the Lease Abstracts,
c.	Information on the Tenant Billing Schedules,
d.	Information on the Borrower Operating Statement Data Files,
e.	Information in the Appraisal(s),
f.	Information in the Tax Bills and
g.	The Underwriting Instructions and Adjustments

for each Top 10 Mortgage Loan (as applicable) (except for the 4800-4900 Fournace Place Mortgage Loan, Phillips Point Mortgage Loan and 1985 Marcus Mortgage Loan), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan, as shown in the Source Documents listed above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable), which is also below $10,000, and
b.	Not perform the procedure described above for the 4800-4900 Fournace Place Mortgage Loan, Phillips Point Mortgage Loan and 1985 Marcus Mortgage Loan.

Attachment A Page 3 of 6

Supporting Expense Comparison and Recalculation Procedures

4.	Using:
a.	Information in the Ground Rent Documents and
b.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the Underwritten Period, as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable).

5.	Using:
a.	Information in the Borrower Budgets,
b.	Information in the Tax Bills,
c.	Information on the Tax Assessor Websites,
d.	Information on the Insurance Review Files,
e.	Information in the Appraisal(s) and
f.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the Underwritten Period (as applicable), as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Source Documents listed above (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

Attachment A Page 4 of 6

Lease Expiration and Termination Comparison Procedures

6.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information on the Borrower Rent Roll Files and
d.	Information in the Estoppels

for the Collateral Property or Collateral Properties that secure each of the first fifteen (15) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 15 Mortgage Loans”) (as applicable), we compared:

i.	The lease expiration date only for the tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue (a maximum of ten tenants), as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and
ii.	The lease early termination options for the ten largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan,

all as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is not a Top 15 Mortgage Loan (as applicable), we compared the lease expiration date and lease early termination options for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Mortgage Loan, as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 90 days.

Attachment A Page 5 of 6

Underwritten Cashflow Comparison and Recalculation Procedures

7.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item, we recalculated and compared the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 3%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $25,000 and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

Attachment A Page 6 of 6

8.	Subsequent to the performance of the procedures described in the preceding Items, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs (as applicable), Underwritten Rent Rolls and Underwriting Files for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in the preceding Items to the corresponding information on the updated ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in the preceding Items and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Original Principal Balance

Burlingame Point	$120,000,000
SOMA Teleco Office	$102,500,000
Amazon Seattle	$90,000,000
4800-4900 Fournace Place	$56,500,000
909 Third Avenue	$50,000,000
Phillips Point	$48,520,000
2600 El Camino Real	$46,350,000
175 Progress Place	$46,000,000
Boston Scientific	$39,725,850
1985 Marcus	$37,000,000
2501 Seaport	$34,000,000
100 Bradley	$32,500,000
618 Bushwick	$30,000,000
Amazon Campbellsville Fulfillment Center	$29,250,000
30 Hudson Yards 67	$26,000,000
Nautica Pointe	$26,000,000
The Galleria Office Towers	$25,000,000
GE Aviation New Hampshire	$23,300,000
2000 Collins Avenue	$22,100,000
U.S. Industrial Portfolio VI	$21,000,000
JW Marriott Nashville	$20,000,000
The Promontory	$19,975,000
18 Spencer Street	$19,500,000
Boca Office Portfolio	$19,300,000
Cabinetworks Portfolio	$17,333,000
Live Nation Downtown LA	$16,000,000
Kokot Portfolio	$15,000,000
16-18 Squadron Boulevard	$14,100,000
Expressway Marketplace	$14,000,000
7828 Georgia Avenue NW	$13,520,000
141 Livingston	$12,500,000
2233 Nostrand Avenue	$11,000,000
Birmingham Mixed Use Portfolio	$10,300,000
1111 Southern Minerals Road	$10,080,000
At Home - Willow Grove	$10,150,000
VanWest MI Portfolio	$9,500,000
Teel Plastics Portfolio	$9,203,000
Signal Hill Gateway	$8,817,000
Rouzan Marketplace	$8,550,000
Radiance Technologies	$8,000,000
475 Grand Street	$6,700,000
Mile High Multifamily Portfolio	$6,000,000
Mid Cape Flex	$5,800,000
500 W Superior	$5,700,000
PDX Front Ave Industrial	$5,255,000
2517 North Ontario	$4,500,000
4 Storage - Red Lion	$3,000,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

Burlingame Point

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $120,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	N/A	N/A
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Budget and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

SOMA Teleco Office

Mortgage Loan Seller: GACC		Top 10 Loan:	Yes
Original Principal Balance: $102,500,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Leases, Lease Abstracts and Borrower Operating Statement Data Files	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Budget, Insurance Review File and Underwriting Instructions and Adjustment	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Amazon Seattle

Mortgage Loan Seller: GACC		Top 10 Loan:	Yes
Original Principal Balance: $90,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	N/A	N/A
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Leases, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

4800-4900 Fournace Place

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $56,500,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

909 Third Avenue

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $50,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal, Tax Assessor Website, Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels and Borrower Rent Roll Files	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Phillips Point

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $48,520,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Borrower Rent Roll Files, Estoppel and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2600 El Camino Real

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $46,350,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Leases	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

175 Progress Place

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $46,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review Files	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Boston Scientific

Mortgage Loan Seller: GACC		Top 10 Loan:	Yes
Original Principal Balance: 39,725,850		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1985 Marcus

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $37,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2501 Seaport

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $34,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Budgets and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

100 Bradley

Mortgage Loan Seller: GACC		Top 10 Loan:	No
Original Principal Balance: $32,500,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

618 Bushwick

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $30,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Amazon Campbellsville Fulfillment Center

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $29,250,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Lease Abstract	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal, Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease and Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

30 Hudson Yards 67

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $26,000,000		Top 15 Loan:	Yes
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Nautica Pointe

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $26,000,000		Top 15 Loan:	No
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Galleria Office Towers

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $25,000,000		Top 15 Loan:	No
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

GE Aviation New Hampshire

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $23,300,000		Top 15 Loan:	No
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2000 Collins Avenue

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $22,100,000		Top 15 Loan:	No
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

U.S. Industrial Portfolio VI

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $21,000,000		Top 15 Loan:	No
		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisals	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

JW Marriott Nashville

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $20,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Promontory

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $19,975,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Budget and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

18 Spencer Street

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $19,500,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Boca Office Portfolio

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $19,300,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review Files	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Cabinetworks Portfolio

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $17,333,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	N/A	N/A
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Borrower Rent Roll Files	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Live Nation Downtown LA

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $16,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Kokot Portfolio

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $15,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

16-18 Squadron Boulevard

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $14,100,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Expressway Marketplace

Mortgage Loan Seller: GACC		Top 10 Loan:	No
Original Principal Balance: $14,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

7828 Georgia Avenue NW

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: 13,520,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

141 Livingston

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $12,500,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review Files	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2233 Nostrand Avenue

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $11,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Estoppels and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Birmingham Mixed Use Portfolio

Mortgage Loan Seller: GACC		Top 10 Loan:	No
Original Principal Balance: $10,300,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1111 Southern Minerals Road

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $10,080,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	N/A	N/A
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

At Home - Willow Grove

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $10,150,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

VanWest MI Portfolio

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $9,500,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Teel Plastics Portfolio

Mortgage Loan Seller: GACC		Top 10 Loan:	No
Original Principal Balance: $9,203,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Borrower Rent Roll File and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Signal Hill Gateway

Mortgage Loan Seller: GACC		Top 10 Loan:	No
Original Principal Balance: $8,817,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Borrower Rent Roll File and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Rouzan Marketplace

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $8,550,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Appraisal	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Radiance Technologies

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $8,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels, Leases and Lease Abstrtacts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

475 Grand Street

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $6,700,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Mile High Multifamily Portfolio

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $6,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Mid Cape Flex

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $5,800,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

500 W Superior

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $5,700,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease and Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

PDX Front Ave Industrial

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $5,255,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2517 North Ontario

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $4,500,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Appraisal	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

4 Storage - Red Lion

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $3,000,000		Top 15 Loan:	No
		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills and Insurance Review Files (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy Files, Lease Abstracts or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Appraisals, Borrower Operating Statement Data Files, Leases, Lease Abstracts or Tax Bills to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Appraisals, Borrower Budgets or Insurance Review Files to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review Files	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of 10 tenants and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For non-Top 15 Mortgage Loans, compare the lease expiration date and lease early termination options for the top five tenants (by underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable